FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 9,793,133	$ 7,616,658
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	9,793,133	7,616,658
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	19,744	201,906
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	134	12
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 9,773,255	$ 7,414,740